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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for Calendar Year or Quarter Ended: September 30, 2010

Check here if Amendment [ ]; Amendment Number: __________

This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    BB Biotech AG
Address: Vordergasse 3
         Schaffhausen Switzerland CH-8200

Form 13F File Number: 28-6964

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Pascal Schmucki
Title: SIGNING AUTHORITY
Phone: 41 (44) 267 67 00


Signature, Place, and Date of Signing: /s/ Pascal Schmucki
                                       -----------------------------------------
                                       Schaffhausen, Switzerland,
                                       November 1, 2010

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               3

Form 13F Information Table Entry Total:         16

Form 13F Information Table Value Total:   $888,808
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number   Name
---   --------------------   ----
1     28-11193               Biotech Focus N.V.

2     28-11191               Biotech Invest N.V.

3     28-11189               Biotech Target N.V.


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                                  BB BIOTECH AG

                           FORM 13F INFORMATION TABLE

          COLUMN 1          COLUMN 2  COLUMN 3 COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7        COLUMN 8
       --------------       -------- --------- -------- ------------------ ---------- -------- ---------------------
                                                                                                  VOTING AUTHORITY
                            TITLE OF             VALUE    SHS OR  SH/ PUT/ INVESTMENT   OTHER  ---------------------
       NAME OF ISSUER         CLASS    CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS    SOLE   SHARED NONE
       --------------       -------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
Affymetrix Inc                 COM   00826T108    9,120 2,000,000 SH         DEFINED         1 2,000,000  NONE  NONE
Alexion Pharmaceuticals Inc    COM   015351109   20,917   325,000 SH         DEFINED         2   325,000  NONE  NONE
Amgen Inc                      COM   031162100   27,555   500,000 SH         DEFINED         1   500,000  NONE  NONE
Arena Pharmaceuticals Inc      COM   040047102    3,156 2,010,080 SH         DEFINED         3 2,010,080  NONE  NONE
Biomarin Pharmaceutical Inc    COM   09061G101   21,514   962,583 SH         DEFINED         2   962,583  NONE  NONE
Celgene Corp                   COM   151020104  251,435 4,364,439 SH         DEFINED         2 4,364,439  NONE  NONE
Elan Plc                       ADR   284131208    8,625 1,500,000 SH         DEFINED         2 1,500,000  NONE  NONE
Genzyme Corp                   COM   372917104   21,379   302,000 SH         DEFINED         1   302,000  NONE  NONE
Gilead Sciences Inc            COM   375558103  199,942 5,614,768 SH         DEFINED         1 5,614,768  NONE  NONE
Halozyme Therapeutics Inc      COM   40637H109   20,467 2,654,582 SH         DEFINED         3 2,654,582  NONE  NONE
Idenix Pharmaceuticals Inc     COM   45166R204    2,622   845,693 SH         DEFINED         3   845,693  NONE  NONE
Immunogen                      COM   45253H101   24,608 3,924,776 SH         DEFINED         3 3,924,776  NONE  NONE
Incyte Corp                    COM   45337C102   47,623 2,978,300 SH         DEFINED         3 2,978,300  NONE  NONE
Micromet Inc                   COM   59509C105   37,613 5,597,101 SH         DEFINED         3 5,597,101  NONE  NONE
Optimer Pharmaceuticals Inc    COM   68401H104   18,780 2,048,003 SH         DEFINED         3 2,048,003  NONE  NONE
Vertex Pharmaceuticals Inc     COM   92532F100  173,452 5,017,408 SH         DEFINED         3 5,017,408  NONE  NONE


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